Related Parties Transactions - Schedule of Transactions with Related Parties: (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Helport (Thailand) Co., Ltd [Member]
Loan to a related party
Loan to a related party	$ 10,372
Stony Holdings Limited [Member]
Loan from related parties
Loan from related parties		84,991
Loans repayment to related parties
Loans repayment to related parties	84,991
Ufintek Group Pte. Ltd. [Member]
Loan from related parties
Loan from related parties			561,703
Loans repayment to related parties
Loans repayment to related parties	74,261	3,638
Yu Fan [Member]
Loan from related parties
Loan from related parties		269,986	7,356
Reimbursement for advance payment from a related party
Reimbursement for advance payment from a related party	160,025
Loans repayment to related parties
Loans repayment to related parties	109,961		45,102
Michelle Zhang [Member]
Loan from related parties
Loan from related parties	515,576
Loans repayment to related parties
Loans repayment to related parties	199,582
Wang Yizhou [Member]
Advance payment from a related party
Advance payment from a related party			1,524
Reimbursement for advance payment from a related party
Reimbursement for advance payment from a related party		1,524
Service fees paid to a related party
Service fees paid to a related party			$ 751